Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,407,410	$ 1,931,473
Cost of revenues (exclusive of depreciation and amortization shown below)	1,634,097	1,320,252
Selling, general and administrative expenses	546,257	426,377
Depreciation	40,859	35,257
Amortization of intangible assets	38,698	17,515
Settlement of long-term incentive arrangement ("LTIA") (note 19)	314,379
Acquisition-related items (note 3)	7,539	4,504
Operating earnings (loss)	(174,419)	127,568
Interest expense, net	32,080	12,620
Other (income) expense, net (note 6)	(6,015)	(254)
Earnings (loss) before income tax	(200,484)	115,202
Income tax (note 15)	27,147	24,922
Net earnings (loss)	(227,631)	90,280
Non-controlling interest share of earnings (note 12)	7,874	11,180
Non-controlling interest redemption increment (note 12)	16,105	13,235
Net earnings (loss) attributable to Company	$ (251,610)	$ 65,865
Net earnings (loss) per common share (note 16)
Basic (in dollars per share)	$ (6.58)	$ 1.83
Diluted (in dollars per share)	$ (6.58)	$ 1.80